Average Annual Total Returns	Jun. 17, 2025
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index